Accounts receivables, net of allowance (Details 1)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2010 CNY
Balance at the beginning of year	$ 0	0	27,796,553
Additions	91,886	583,753	172,297,787	21,262,662
Recovered	0	0	(9,587,467)
Disposal of subsidiaries	0	0	(190,506,873)
Balance at the end of year	$ 91,886	583,753	0	27,796,553